Organization and Nature of Operations - Schedule of Xinxu Group Subsidiaries (Details)	12 Months Ended
Dec. 31, 2008
Xinxu Copper Industry Technology Limited (“Xinxu Group”) [Member]
Schedule of Xinxu Group Subsidiaries [Line Items]
Registered Location	Cayman Islands
Date of Incorporation	Sep. 11, 2017
Supreme Highness Limited (“HK Xinxu”) [Member]
Schedule of Xinxu Group Subsidiaries [Line Items]
Registered Location	Hong Kong
Date of Incorporation	Sep. 15, 2017
Ownership	100.00%
Anhui Heri Information Technology Co., Ltd. (“Anhui Heri”) [Member]
Schedule of Xinxu Group Subsidiaries [Line Items]
Registered Location	People’s Republic of China (“China” or “PRC”)
Date of Incorporation	Nov. 10, 2021
Ownership	100.00%
Anhui Xinxu New Material Co., Ltd. (“Anhui Xinxu”) [Member]
Schedule of Xinxu Group Subsidiaries [Line Items]
Registered Location	PRC
Date of Incorporation	Jan. 05, 2012
Ownership	100.00%